Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Interest payable	$ 34,612	$ 976,032
Insurance liability		15,813
Deferred rent	34,226
Payroll liabilities	622,619	296,036
State Taxes	10,900
Broker and commission payables	21,354	68,093
Marketing and advertising payables	329,530	6,250
Credit card payables	206,586	201,116
Capital raise payables		94,978
Professional fees payable	156,400
Other	218,751	52,066
Accrued Liabilities	$ 1,634,978	$ 1,710,384